Document and Entity Information Document	Apr. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity File Number	1-34192
Entity Registrant Name	MAXIM INTEGRATED PRODUCTS, INC.
Entity Central Index Key	0000743316
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2896096
Entity Address, Address Line One	160 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	601-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	MXIM
Security Exchange Name	NASDAQ